SCHEDULE OF OPERATING LEASE COSTS (Details) - SGD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating lease cost:
Operating lease expense (per ASC 842)	$ 1,150,798	$ 1,160,376	$ 728,015
Total lease expense	$ 1,150,798	$ 1,160,376	$ 728,015